Shareholders' capital - Schedule of Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of awards
Beginning balance (in shares)	2,667,725	2,626,780
Granted (in shares)	0	1,368,744
Exercised (in shares)	0	0
Forfeited (in shares)	(622,646)	(1,327,799)
Ending balance (in shares)	2,045,079	2,667,725	2,626,780
Exercisable (in shares)	1,873,957
Weighted average exercise price
Beginning balance (in USD per share)	$ 14.71	$ 16.02
Granted (in USD per share)	0	10.76
Exercised (in USD per share)	0	0
Forfeited (in USD per share)	15.12	16.55
Ending balance (in USD per share)	14.93	$ 14.71	$ 16.02
Exercisable (in USD per share)	$ 15.34
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding shares, weighted average remaining contractual term	3 years 11 months 12 days	5 years 2 months 4 days	5 years 7 months 17 days
Granted, weighted average remaining contractual term		7 years 2 months 26 days
Exercisable , weighted average remaining contractual term	3 years 8 months 23 days